AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Opportunities Portfolio

Portfolio of Investments

July 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.0%
Long-Term Municipal Bonds – 78.4%
Alabama – 1.3%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$1,000	$1,020,776
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	110	119,836
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2037	1,610	1,621,030
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	1,400	1,427,245

		4,188,887

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	135	159,307

Arizona – 1.3%
Arizona Industrial Development Authority Series 2019-2 3.625%, 05/20/2033	195	199,645
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	1,000	1,080,291
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2040	1,000	1,017,319
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	100	84,721
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	1,000	880,019
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.521%, 07/01/2036	1,000	812,886
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	100	101,254

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	$150	$138,968

		4,315,103

Arkansas – 0.3%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044	1,000	1,041,186

California – 7.5%
Alameda Corridor Transportation Authority Series 2022-A Zero Coupon, 10/01/2049	1,000	523,890
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	300	268,912
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	1,000	922,027
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	250	232,562
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	500	377,136
4.00%, 08/01/2046(a)	500	410,543
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	500	376,356
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	2,500	168,915
5.50%, 02/01/2040(a)	1,000	941,128
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	154	155,887
Series 2021-2 0.823%, 03/25/2035	1,000	59,902
Series 2021-3, Class A 3.25%, 08/20/2036	248	233,832
California Infrastructure & Economic Development Bank Series 2022 0.85%, 01/01/2050 (Pre-refunded/ETM)(a)	5,000	4,950,318

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2040	$250	$263,228
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	250	250,712
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2052(a)	1,000	1,031,459
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018-A 5.50%, 12/01/2058(a)	250	256,387
City of Los Angeles Department of Airports Series 2020-C 5.00%, 05/15/2039	1,000	1,104,561
CMFA Special Finance Agency Series 2022-A 4.00%, 08/01/2058(a)	400	341,184
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	100	69,726
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	250	230,381
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(a)	1,000	754,272
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	250	188,908
4.00%, 05/01/2057(a)	350	261,240
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	400	368,524
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	200	166,855
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(a)	500	439,769

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	$100	$75,706
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	500	367,035
4.00%, 07/01/2058(a)	200	147,308
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	300	214,393
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	1,000	753,193
4.00%, 12/01/2056(a)	400	322,429
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	1,000	801,598
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)	1,000	739,236
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	500	385,028
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	1,000	922,671
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(a)	1,000	1,004,498
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No 2003-1) Series 2022 5.75%, 09/01/2052	1,000	993,137
San Francisco Intl Airport Series 2022-A 5.00%, 05/01/2052	1,000	1,087,743

	Principal Amount (000)	U.S. $ Value

Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	$200	$35,140
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046	1,000	190,776
University of California Series 2022-S 5.00%, 05/15/2036	1,000	1,198,290

		24,586,795

Colorado – 1.7%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	500	479,446
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	615	619,884
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,000	810,242
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2049	100	90,183
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	250	216,076
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041(b)	100	87,896
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015-B 5.00%, 09/01/2030	200	210,507
Copper Ridge Metropolitan District Series 2019 5.00%, 12/01/2039	500	489,427
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(a)	250	202,967
E-470 Public Highway Authority Series 2021-B 1.878% (SOFR + 0.35%), 09/01/2039(c)	1,000	991,866

	Principal Amount (000)	U.S. $ Value

Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	$500	$444,969
Pueblo Urban Renewal Authority Series 2021-B Zero Coupon, 12/01/2025(a)	260	219,709
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2028	380	416,163
AGM Series 2020 5.00%, 12/01/2050	100	110,895

		5,390,230

Connecticut – 0.5%
City of New Haven CT Series 2018-A 5.50%, 08/01/2038	615	686,238
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group (The)) Series 2022 4.00%, 07/01/2037	1,000	997,863

		1,684,101

Delaware – 0.4%
Delaware River & Bay Authority Series 2022 5.00%, 01/01/2032(b)	1,100	1,297,299

District of Columbia – 0.7%
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041	100	102,569
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	2,500	231,753
Metropolitan Washington Airports Authority Dulles Toll Road Revenue AGM Series 2022 4.00%, 10/01/2052	2,000	2,001,781

		2,336,103

Florida – 5.0%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	1,000	733,477
Bexley Community Development District Series 2016 4.875%, 05/01/2047	100	100,495
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 5.00%, 07/01/2056(a)	500	491,475
City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.375%, 06/01/2057	1,000	1,016,974

	Principal Amount (000)	U.S. $ Value

City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2053	$1,000	$229,780
County of Broward FL Airport System Revenue Series 2019-A 4.00%, 10/01/2044	1,000	984,263
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.75%, 08/15/2055	200	192,288
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2028	780	840,122
County of Miami-Dade FL Aviation Revenue Series 2015-A 5.00%, 10/01/2031	265	281,133
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2036	230	122,649
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2022 2.90%, 12/01/2056	3,000	2,998,311
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 4.00%, 07/01/2051(a)	100	84,389
Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(a)	100	100,590
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	500	499,210
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.50%, 07/01/2061(a)	1,000	967,280
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	100	105,125
5.00%, 01/01/2048	170	174,562
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042(b)	250	229,158

	Principal Amount (000)	U.S. $ Value

Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	$1,000	$969,427
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	200	169,325
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2052	2,000	2,076,560
Pinellas County Industrial Development Authority Series 2019 5.00%, 07/01/2039	505	519,539
Town of Davie FL (Nova Southeastern University, Inc.) Series 2018 5.00%, 04/01/2048	655	698,596
Village Community Development District No. 13 Series 2019 3.55%, 05/01/2039	615	553,733
Village Community Development District No. 14 Series 2022 5.50%, 05/01/2053	1,000	1,033,653

		16,172,114

Georgia – 0.8%
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	1,000	991,634
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	100	107,275
Series 2022 5.50%, 07/01/2063	1,500	1,609,151

		2,708,060

Guam – 0.8%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	1,000	881,377
Guam Power Authority Series 2022-A 5.00%, 10/01/2043	500	539,310
Territory of Guam Series 2019 5.00%, 11/15/2031	210	223,562
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2029	1,000	1,089,748

		2,733,997

Hawaii – 1.0%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2025(b)	3,000	3,305,669

	Principal Amount (000)	U.S. $ Value

Illinois – 6.9%
Chicago Board of Education Series 2012-A 5.00%, 12/01/2042	$240	$240,164
Series 2019-A 5.00%, 12/01/2029	100	108,799
5.00%, 12/01/2030	100	108,177
Series 2019-B 5.00%, 12/01/2033	100	107,317
Series 2021-A 5.00%, 12/01/2033	1,000	1,076,810
Series 2022-B 4.00%, 12/01/2040	1,000	966,695
4.00%, 12/01/2041	1,000	962,254
Chicago O’Hare International Airport Series 2015-C 5.00%, 01/01/2034	335	348,749
Series 2017-B 5.00%, 01/01/2035	725	788,390
Series 2018-A 5.00%, 01/01/2053	1,000	1,048,084
Illinois Finance Authority (Clark-Lindsey Village Obligated Group) Series 2022-A 5.50%, 06/01/2057	1,000	1,006,235
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	100	95,283
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.50%, 10/01/2047	1,000	1,028,643
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	77	62,205
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035	250	260,572
Illinois Finance Authority (University of Chicago (The)) Series 2021-A 5.00%, 10/01/2037	2,000	2,408,608
5.00%, 10/01/2038	1,000	1,208,543
Illinois State Toll Highway Authority Series 2021-A 4.00%, 01/01/2042	1,000	1,014,321
4.00%, 01/01/2046	2,000	2,005,868
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	600	615,409
Series 2020 5.00%, 06/15/2050	640	664,424
Series 2022 4.00%, 12/15/2042	1,000	967,437

	Principal Amount (000)	U.S. $ Value

State of Illinois Series 2010 7.35%, 07/01/2035	$232	$262,423
Series 2013 5.50%, 07/01/2025	270	278,606
Series 2016 5.00%, 02/01/2024	375	391,291
Series 2017-D 5.00%, 11/01/2026	130	141,864
5.00%, 11/01/2027	800	881,324
Series 2018-A 5.00%, 10/01/2027	1,000	1,101,310
Series 2019-B 5.00%, 11/01/2031	1,000	1,096,598
Series 2022-A 5.50%, 03/01/2047	1,000	1,121,747

		22,368,150

Indiana – 1.2%
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(a)	150	120,453
Indiana Finance Authority Series 2013-A 5.00%, 07/01/2040 (Pre-refunded/ETM)	100	102,884
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	1,150	940,120
Indiana Finance Authority (Fulcrum Centerpoint LLC) Series 2021 0.28%, 12/15/2045	1,000	993,083
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	100	110,714
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2037(b)	100	86,926
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030	190	195,962
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	165	150,280
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	1,000	997,074
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-B 4.00%, 04/01/2024	100	97,100

		3,794,596

	Principal Amount (000)	U.S. $ Value

Iowa – 2.6%
Iowa Finance Authority Series 2022-E 1.871% (SOFR + 0.80%), 01/01/2052(c)	$5,000	$4,888,205
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	2,000	2,120,815
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018-A 5.00%, 05/15/2043	500	496,131
5.00%, 05/15/2048	325	318,060
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	125	120,644
4.00%, 12/01/2041	170	153,981
4.00%, 12/01/2046	115	100,376
4.00%, 12/01/2051	205	175,021

		8,373,233

Kentucky – 1.4%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2034	385	385,923
City of Henderson KY (Pratt Paper LLC) Series 2022 3.70%, 01/01/2032(a)	325	325,948
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037	175	185,537
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2039	160	160,621
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	65	60,988
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	425	447,696

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	$600	$613,607
Louisville and Jefferson County Metropolitan Sewer District Series 2021 3.00%, 10/14/2022	2,000	2,005,433
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	225	241,533

		4,427,286

Louisiana – 1.1%
City of New Orleans LA Water System Revenue Series 2014 5.00%, 12/01/2034 (Pre-refunded/ETM)	100	107,564
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	719,938
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023(d) (e)	250	3
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	1,335	1,401,889
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2043	215	224,514
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	100	112,862
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 2.096% (SOFR + 0.50%), 05/01/2043(c)	995	958,813

		3,525,583

Maine – 0.0%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	100	102,452

Maryland – 3.0%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017-A 5.00%, 09/01/2038	150	154,463

	Principal Amount (000)	U.S. $ Value

Maryland Economic Development Corp. (Air Cargo Obligated Group) Series 2019 4.00%, 07/01/2044	$600	$564,155
Maryland Economic Development Corp. (Bowie State University) Series 2020 5.00%, 07/01/2055	1,000	1,034,359
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2047	1,000	1,096,800
5.25%, 06/30/2052	1,000	1,089,614
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2036	500	546,660
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	1,500	1,754,691
State of Maryland Department of Transportation Series 2022-2 5.00%, 12/01/2023(b)	3,500	3,631,373

		9,872,115

Massachusetts – 0.9%
Commonwealth of Massachusetts CIFGNA Series 2007-A 1.432% (LIBOR 3 Month + 0.57%), 05/01/2037(c)	1,300	1,230,578
Commonwealth of Massachusetts Transportation Fund Revenue Series 2021 5.00%, 06/01/2041	1,000	1,159,643
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044	620	632,838

		3,023,059

Michigan – 0.7%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	245	199,179
Series 2018 5.00%, 04/01/2038	75	78,679
Series 2021-B 3.644%, 04/01/2034	200	175,197
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 2.094% (LIBOR 3 Month + 0.60%), 07/01/2032(c)	1,000	982,653

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	$1,000	$862,202
Series 2020-B Zero Coupon, 06/01/2065	350	38,347
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	1,450	66,287

		2,402,544

Minnesota – 0.1%
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2049	105	106,098
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	100	94,570
4.00%, 07/01/2041	100	91,642
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051(a)	100	75,610
4.00%, 06/01/2056(a)	100	73,561

		441,481

Mississippi – 0.4%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)	1,000	948,078
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	250	261,597

		1,209,675

Missouri – 0.1%
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(a)	185	164,751
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	300	290,931

		455,682

	Principal Amount (000)	U.S. $ Value

Nebraska – 0.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.00%, 09/01/2042	$100	$100,266

Nevada – 0.5%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	525	481,754
Clark County School District Series 2021-A 4.00%, 06/15/2034	1,000	1,073,703

		1,555,457

New Hampshire – 0.7%
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	207	208,506
Series 2022-2 0.334%, 09/20/2036	1,000	25,232
4.375%, 09/20/2036	1,998	1,980,415

		2,214,153

New Jersey – 3.1%
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	1,100	992,624
New Jersey Economic Development Authority Series 2014-P 5.00%, 06/15/2029 (Pre-refunded/ETM)	200	212,358
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026	1,000	1,089,252
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	210	212,362
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020-A 5.00%, 07/01/2045	100	106,850
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	280	299,635
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	550	597,434
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2035	340	369,297
Series 2022-A 5.00%, 06/15/2033	1,000	1,128,291

	Principal Amount (000)	U.S. $ Value

New Jersey Turnpike Authority Series 2017-B 5.00%, 01/01/2032	$540	$606,951
Series 2020-D 5.00%, 01/01/2028	1,350	1,493,748
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	2,815	2,870,394

		9,979,196

New Mexico – 0.5%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	1,000	955,819
Winrock Town Center Tax Increment Development District No. 1 Series 2022 3.75%, 05/01/2028(a)	867	825,889

		1,781,708

New York – 6.3%
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(a)	400	399,998
Metropolitan Transportation Authority Series 2020-A 5.00%, 11/15/2045	1,000	1,123,733
Series 2020-C 5.00%, 11/15/2050	1,000	1,049,957
Series 2020-E 4.00%, 11/15/2026	1,155	1,203,442
Series 2021-D 1.858% (SOFR + 0.33%), 11/01/2035(c)	950	927,477
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	550	510,679
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032	865	988,616
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	350	49,696
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(a)	200	210,736

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014-A
5.00%, 02/15/2028	$425	$444,899
Series 2022-A 4.00%, 03/15/2042	2,000	2,033,461
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2057	2,000	2,045,745
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012-A 5.00%, 04/01/2026	365	365,367
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2039	2,000	2,311,653
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	275	269,224
Series 2020 4.00%, 10/01/2030	300	301,693
4.375%, 10/01/2045	2,000	1,958,516
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	150	154,873
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.917%, 05/15/2040	500	403,861
4.00%, 05/15/2046	1,000	999,809
Series 2022 5.00%, 05/15/2030(b)	2,000	2,391,849
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	120	101,697
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(a)	250	237,315
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(a)	100	82,504

		20,566,800

North Carolina – 0.5%
Fayetteville State University Series 2023 5.00%, 04/01/2038(a) (b)	1,045	1,138,117
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	500	529,274

		1,667,391

	Principal Amount (000)	U.S. $ Value

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	$100	$61,717

Ohio – 2.4%
American Municipal Power, Inc. Series 2020 4.00%, 02/15/2044	1,000	1,004,484
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	3,995	3,988,986
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	175	184,142
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)	500	424,994
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	205	211,447
County of Cuyahoga/OH (County of Cuyahoga OH Lease) Series 2014 5.00%, 12/01/2028	365	381,486
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.125%, 12/01/2049	100	99,196
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a) (e) (f)	100	37,600
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	1,000	770,429
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	580	564,979
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(a)	185	185,175
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056	100	93,685

		7,946,603

	Principal Amount (000)	U.S. $ Value

Oklahoma – 1.1%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2039	$505	$416,231
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2049	1,180	1,190,464
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.25%, 08/15/2043	1,000	968,058
5.50%, 08/15/2052	1,000	978,676

		3,553,429

Other – 0.1%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates 2.65%, 06/15/2036(a)	375	337,749

Pennsylvania – 3.7%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2037	2,000	2,010,045
Allentown Neighborhood Improvement Zone Development Authority Series 2022 5.25%, 05/01/2042(a)	500	526,640
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	1,000	913,396
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2054	250	247,701
Lancaster County Hospital Authority/PA (St Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	991,876
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057	2,000	2,162,004
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	1,000	958,109
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	100	97,681

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	$510	$423,566
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	1,000	1,007,303
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	103,797
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.03% (MUNIPSA + 0.70%), 11/15/2047(c)	1,000	981,122
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2042	0	0
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	200	216,045
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2054	100	101,926
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044(g)	1,350	1,458,530

		12,199,741

Puerto Rico – 3.5%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	2,600	170,364
Series 2008-B Zero Coupon, 05/15/2057	5,000	258,131
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	41	38,332
Zero Coupon, 07/01/2033	779	462,831
4.00%, 07/01/2033	2,623	2,511,051
4.00%, 07/01/2035	111	104,587
4.00%, 07/01/2037	95	88,793
4.00%, 07/01/2041	129	118,644
4.00%, 07/01/2046	134	121,031
5.25%, 07/01/2023	69	70,213
5.375%, 07/01/2025	242	253,737
5.625%, 07/01/2027	286	309,901
5.625%, 07/01/2029	284	313,614

	Principal Amount (000)	U.S. $ Value

5.75%, 07/01/2031	$270	$302,972
Series 2022-A Zero Coupon, 11/01/2051	245	120,356
Series 2022-C Zero Coupon, 11/01/2043	3,080	1,643,950
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	132	117,089
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	60	62,170
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(e) (f)	85	69,488
5.00%, 07/01/2037(e) (f)	245	200,287
Series 2008-W 5.00%, 07/01/2028(e) (f)	245	200,287
Series 2008-WW 5.375%, 07/01/2024(e) (f)	125	102,344
Series 2010-A 5.25%, 07/01/2029(e) (f)	100	81,750
5.25%, 07/01/2030(e) (f)	15	12,263
Series 2010-C 5.00%, 07/01/2024(e) (f)	25	20,438
5.25%, 07/01/2028(e) (f)	175	143,063
Series 2010-DDD 5.00%, 07/01/2021(f) (h)	15	12,263
Series 2010-X 5.25%, 07/01/2040(e) (f)	340	277,950
5.75%, 07/01/2036(e) (f)	125	103,125
Series 2010-ZZ 5.25%, 07/01/2024(e) (f)	40	32,700
Series 2012-A 5.00%, 07/01/2029(e) (f)	50	40,875
5.00%, 07/01/2042(e) (f)	10	8,175
AGM Series 2007-V 5.25%, 07/01/2031(f)	375	381,550
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	125	126,070
AGC Series 2007-N 5.25%, 07/01/2036	110	112,135
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	390	403,122
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	6	5,628
Zero Coupon, 07/01/2027	17	14,340
Zero Coupon, 07/01/2029	17	13,142
Zero Coupon, 07/01/2046	2,111	612,679

	Principal Amount (000)	U.S. $ Value

Series 2019-A 4.329%, 07/01/2040	$440	$435,605
5.00%, 07/01/2058	867	874,518

		11,351,563

South Carolina – 0.6%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	150	149,411
5.26%, 11/01/2032	100	101,159
5.41%, 11/01/2039	310	314,771
6.28%, 11/01/2039	100	101,370
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(a)	100	85,278
6.50%, 06/01/2051(a)	200	165,610
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 Zero Coupon, 06/01/2052	415	309,992
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2036	265	278,614
Series 2022 4.00%, 12/01/2046	329	319,950
4.00%, 12/01/2049	220	212,218

		2,038,373

Tennessee – 0.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	370	371,024
5.125%, 12/01/2042(a)	1,000	1,001,273
Series 2016-B Zero Coupon, 12/01/2031(a)	150	93,415
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	30	30,257
4.00%, 08/01/2038	100	100,596
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	250	214,737
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a) (e) (f)	135	50,760

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	$215	$230,480
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 4.00%, 06/01/2051(a)	100	87,011
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	200	162,287
4.25%, 12/01/2024	200	191,368

		2,533,208

Texas – 5.0%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	250	238,477
Series 2021-B 5.00%, 10/01/2050(a)	200	182,474
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2021 4.50%, 06/15/2056(a)	500	489,558
Austin Convention Enterprises, Inc. Series 2017-A 5.00%, 01/01/2034	500	519,866
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(a)	400	357,191
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(a)	500	490,364
Central Texas Regional Mobility Authority Series 2013 5.00%, 01/01/2042 (Pre-refunded/ETM)	100	101,411
Series 2021-B 5.00%, 01/01/2046	1,000	1,082,629
Series 2021-C 5.00%, 01/01/2027	1,000	1,083,368
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	160	166,414

	Principal Amount (000)	U.S. $ Value

City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	$1,000	$1,116,366
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,000	1,024,353
Dallas Area Rapid Transit Series 2014-A 5.00%, 12/01/2025 (Pre-refunded/ETM)	580	623,872
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(a)	100	100,617
Hidalgo County Regional Mobility Authority Series 2022-A 4.00%, 12/01/2037	1,600	1,571,123
Series 2022-B Zero Coupon, 12/01/2042	1,400	465,506
Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	500	529,273
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	450	461,535
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	93,471
Series 2022 4.00%, 01/01/2047(b)	100	80,269
5.00%, 01/01/2057(b)	200	181,506
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057(b)	1,000	1,031,208
North Texas Tollway Authority (North Texas Tollway System) Series 2015-B 5.00%, 01/01/2034	250	264,438
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(a)	100	82,950
Series 2021 2.625%, 01/01/2031(a)	300	252,836
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2025(e) (f)	675	270,000

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	$456	$375,502
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2044	100	101,760
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2019 5.00%, 06/30/2058	3,000	3,080,957

		16,419,294

Utah – 0.8%
City of Salt Lake City UT Airport Revenue Series 2018-A 5.00%, 07/01/2048(g)	1,000	1,072,506
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052	500	392,464
Utah Infrastructure Agency Series 2022 5.00%, 10/15/2046	1,000	1,019,070

		2,484,040

Vermont – 0.2%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2022 5.00%, 06/01/2052(a)	500	506,721

Virginia – 2.6%
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	2,000	1,979,653
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,075,537
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	165	165,014
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	1,000	944,084
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2034	2,000	2,049,192
4.00%, 01/01/2039	1,000	1,000,281

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 6.50%, 06/01/2029(a)	$530	$527,634
8.50%, 06/01/2042(a)	615	610,227

		8,351,622

Washington – 2.4%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	280	290,894
Port of Seattle WA Series 2015-C 5.00%, 04/01/2033	510	535,209
Series 2021 4.00%, 08/01/2040	1,000	994,426
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	1,000	1,000,974
State of Washington Series 2021-A 5.00%, 08/01/2044	2,000	2,300,002
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2020 4.00%, 09/01/2050	0	0
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	235	232,883
Washington State Housing Finance Commission Series 2012-A 6.75%, 10/01/2047 (Pre-refunded/ETM)(a)	100	100,856
Series 2021-1, Class A 3.50%, 12/20/2035	280	265,995
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.25%, 01/01/2043(a)	1,000	976,700
Series 2019-A 5.00%, 01/01/2055(a)	1,000	939,048
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014-A 7.375%, 01/01/2044(a)	100	103,723

		7,740,710

West Virginia – 0.2%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(a)	250	211,467

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	$393	$383,286

		594,753

Wisconsin – 3.6%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)	200	163,964
UMA Education, Inc. Series 2019 5.00%, 10/01/2025(a)	100	103,239
5.00%, 10/01/2027(a)	130	135,634
5.00%, 10/01/2029(a)	100	104,271
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	100	85,986
4.00%, 01/01/2057	1,000	822,397
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	97,033
Wisconsin Health & Educational Facilities Authority (St. John’s Communities, Inc. Obligated Group) Series 2022 4.00%, 09/15/2036(b)	775	741,289
4.00%, 09/15/2041(b)	765	714,636
4.00%, 09/15/2045(b)	650	587,296
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(a)	100	92,631
Series 2022-A 3.875%, 12/01/2039(a)	460	424,328
Wisconsin Public Finance Authority Series 2022 6.00%, 02/01/2062(a)	1,000	1,035,252
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 3.75%, 06/01/2030(a)	350	323,635
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	1,000	966,016
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	100	102,676

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.) Series 2017-A 5.25%, 05/15/2042(a)	$130	$127,018
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(a)	295	231,277
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	1,000	1,045,892
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2022 4.00%, 04/01/2042(a)	1,000	892,641
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	500	359,208
Series 2022 4.00%, 06/01/2049(a)	100	75,431
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2034	1,300	1,303,469
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(a)	500	472,813
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051	1,000	888,631

		11,896,663

Total Long-Term Municipal Bonds (cost $269,718,158)		255,795,864

Short-Term Municipal Notes – 20.6%
Arizona – 0.6%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 1.89%, 01/01/2046(i)	2,000	2,000,000

California – 0.1%
California Infrastructure & Economic Development Bank (Goodwill Industries of Orange County) Series 2006 1.46%, 03/01/2031(i)	275	275,000

	Principal Amount (000)	U.S. $ Value

Colorado – 2.3%
Colorado Educational & Cultural Facilities Authority Series 2008 1.89%, 02/01/2038(i)	$3,000	$3,000,000
Colorado Educational & Cultural Facilities Authority (Mandel Jewish Community Center of Cleveland/The) Series 2008 1.89%, 09/01/2038(i)	1,355	1,355,000
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center, Inc.) Series 2012 1.89%, 01/01/2039(i)	1,200	1,200,000
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 1.89%, 12/01/2052(i)	2,000	2,000,000

		7,555,000

District of Columbia – 0.7%
District of Columbia (Georgetown University (The)) Series 2016 1.33%, 04/01/2041(i)	1,390	1,390,000
District of Columbia (MedStar Health Obligated Group) Series 2012-A 1.28%, 08/15/2038(i)	1,025	1,025,000

		2,415,000

Florida – 1.2%
City of Gainesville FL (Gainesville Jewish Student Foundation, Inc.) Series 2021 1.35%, 05/01/2033(i)	1,250	1,250,000
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc. (The)) Series 2002 1.40%, 07/01/2032(i)	2,650	2,650,000

		3,900,000

Georgia – 1.5%
Cobb County School District Series 2022 3.00%, 12/15/2022	5,000	5,028,550

Hawaii – 0.4%
Hawaii Housing Finance & Development Corp. (Ho’olehua Housing LP) Series 2008 1.52%, 12/01/2041(i)	1,255	1,255,000

	Principal Amount (000)	U.S. $ Value

Illinois – 0.7%
Illinois Finance Authority (Illinois College) Series 2005 1.30%, 10/01/2030(i)	$1,475	$1,475,000
Illinois Finance Authority (Latin School of Chicago (The)) Series 2005-B 1.47%, 08/01/2035(i)	385	385,000
Village of Brookfield IL (Chicago Zoological Society/The) Series 2008 1.32%, 06/01/2038(i)	250	250,000

		2,110,000

Indiana – 0.9%
Indiana Municipal Power Agency Series 2019-B 1.96%, 01/01/2042(i)	3,000	3,000,000

Kentucky – 0.6%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-A 1.30%, 10/01/2039(i)	250	250,000
Series 2016-B 1.89%, 10/01/2039(i)	1,800	1,800,000

		2,050,000

Louisiana – 1.5%
Louisiana Public Facilities Authority (ANF Partners #1 LP) Series 2006 1.52%, 04/01/2036(i)	1,150	1,150,000
Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group) Series 2009 1.25%, 07/01/2047(i)	2,000	2,000,000
1.47%, 07/01/2047(i)	1,655	1,655,000

		4,805,000

Maryland – 0.1%
Maryland Health & Higher Educational Facilities Authority Series 2014-A 1.27%, 04/01/2035(i)	400	400,000

Nevada – 0.6%
County of Clark Department of Aviation Series 2008-D 1.35%, 07/01/2029(i)	1,990	1,990,000

New Jersey – 1.9%
Essex County Improvement Authority (Jewish Community Center of MetroWest, Inc.) Series 2005 1.45%, 07/01/2025(i)	2,165	2,165,000

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-C 1.32%, 07/01/2036(i)	$1,000	$1,000,000
New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group) Series 2009-B 1.03%, 07/01/2043(i)	3,000	3,000,000

		6,165,000

New York – 2.7%
City of New York NY Series 2016 1.55%, 08/01/2044(i)	3,500	3,500,000
New York City Health and Hospitals Corp. Series 2008-E 1.32%, 02/15/2026(i)	1,635	1,635,000
New York City Housing Development Corp. (2 Gold LLC) Series 2008-A 1.43%, 04/15/2036(i)	900	900,000
New York City Municipal Water Finance Authority Series 2015-F 1.97%, 06/15/2035(i)	2,710	2,710,000

		8,745,000

Ohio – 0.5%
Columbus Regional Airport Authority Series 2005 1.32%, 07/01/2035(i)	1,570	1,570,000

Rhode Island – 0.5%
Rhode Island Health and Educational Building Corp. (Roger Williams University) Series 2012-B 1.30%, 11/15/2038(i)	1,755	1,755,000

South Carolina – 1.0%
Lexington County School District No. 3/SC Series 2021 4.00%, 08/24/2022	3,000	3,004,979
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 6.00%, 06/01/2023	235	234,119

		3,239,098

Texas – 0.1%
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-B 3.25%, 08/15/2022	335	334,776

	Principal Amount (000)	U.S. $ Value

Vermont – 1.0%
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group) Series 2008 1.30%, 12/01/2030(i)	$2,500	$2,500,000
Washington State Housing Finance Commission (Bitter Lake Village Associates 2 LP) Series 2009 1.52%, 12/15/2044(i)	690	690,000

		3,190,000

Virginia – 0.9%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2004 1.30%, 06/01/2034(i)	2,050	2,050,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 1.42%, 07/01/2052(i)	1,010	1,010,000

		3,060,000

Washington – 0.8%
Washington State Housing Finance Commission (Panorama/United States) Series 2008 1.43%, 04/01/2043(i)	2,250	2,250,000
Washington State Housing Finance Commission (West Valley Nursing Homes, Inc.) Series 2000 1.42%, 10/01/2031(i)	250	250,000

		2,500,000

Total Short-Term Municipal Notes (cost $67,358,389)		67,342,424

Total Municipal Obligations (cost $337,076,547)		323,138,288

	Shares

COMMON STOCKS – 0.0%
Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Intelsat Jackson Holdings SA(f) (j) (k)	538	0
Intelsat SA(f) (j)	2,571	64,705

Total Common Stocks (cost $219,617)		64,705

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 1.1%
Financial Institutions – 0.6%
Banking – 0.2%
Bank of America Corp. Series JJ 5.125%, 06/20/2024(l)	$100	$97,127
Bank of New York Mellon Corp. (The) Series H 3.70%, 03/20/2026(l)	100	92,660
Comerica, Inc. 5.625%, 07/01/2025(l)	100	102,642
Fifth Third Bancorp Series L 4.50%, 09/30/2025(l)	100	97,096
Huntington Bancshares, Inc./OH Series F 5.625%, 07/15/2030(l)	100	100,311
JPMorgan Chase & Co. Series Q 5.15%, 05/01/2023(l)	50	47,790
Truist Financial Corp. Series Q 5.10%, 03/01/2030(l)	100	96,654
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(l)	100	92,795

		727,075

Finance – 0.2%
Air Lease Corp. 3.625%, 04/01/2027	600	564,276

Insurance – 0.2%
Centene Corp. 4.25%, 12/15/2027	232	228,181
Prudential Financial, Inc. 5.625%, 06/15/2043	215	214,267

		442,448

		1,733,799

Industrial – 0.5%
Consumer Cyclical - Entertainment – 0.3%
YMCA of Greater New York 2.303%, 08/01/2026	1,000	929,870

Consumer Cyclical - Other – 0.1%
Las Vegas Sands Corp. 3.20%, 08/08/2024	600	582,576

Consumer Non-Cyclical – 0.1%
Newell Brands, Inc. 4.45%, 04/01/2026	173	170,893

	Principal Amount (000)	U.S. $ Value

4.875%, 06/01/2025	$18	$18,116

		189,009

		1,701,455

Total Corporates - Investment Grade (cost $3,703,691)		3,435,254

CORPORATES - NON-INVESTMENT GRADE – 1.0%
Industrial – 0.9%
Banks – 0.0%
UMB Financial Corp. 10.00%, 01/01/2049(j) (k)	89	88,465

Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	309	255,642
DISH DBS Corp. 5.25%, 12/01/2026(a)	240	205,634
5.75%, 12/01/2028(a)	250	202,743

		664,019

Communications - Telecommunications – 0.0%
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(f) (j) (k)	275	0

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 4.00%, 08/01/2028(a)	400	348,648
Wild Rivers Water Park 8.50%, 11/01/2051	1,225	1,041,817

		1,390,465

Consumer Non-Cyclical – 0.1%
Medline Borrower LP 3.875%, 04/01/2029(a)	350	315,997

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(e) (f) (j)	200	53,000

Transportation - Airlines – 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)	155	152,873
5.75%, 04/20/2029(a)	165	157,997
United Airlines, Inc. 4.375%, 04/15/2026(a)	150	144,413

		455,283

		2,967,229

	Principal Amount (000)	U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(a) (l)	$225	$205,758

Total Corporates - Non-Investment Grade (cost $3,555,031)		3,172,987

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Bellemeade Re Ltd. Series 2019-3A, Class M1B 3.859% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (c)	87	87,283
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-DNA3, Class M2 4.309% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (c)	25	24,599
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 6.659% (LIBOR 1 Month + 4.40%), 01/25/2024(c)	84	86,043
Series 2014-C03, Class 2M2 5.159% (LIBOR 1 Month + 2.90%), 07/25/2024(c)	34	34,369
Series 2015-C02, Class 1M2 6.259% (LIBOR 1 Month + 4.00%), 05/25/2025(c)	37	38,023
Series 2016-C01, Class 1M2 9.009% (LIBOR 1 Month + 6.75%), 08/25/2028(c)	103	107,821
Series 2016-C02, Class 1M2 8.259% (LIBOR 1 Month + 6.00%), 09/25/2028(c)	122	127,547
Series 2017-C04, Class 2M2 5.109% (LIBOR 1 Month + 2.85%), 11/25/2029(c)	200	201,366

Total Collateralized Mortgage Obligations (cost $695,445)		707,051

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Agency CMBS – 0.0%
California Housing Finance Agency Series 2021-3, Class X 0.764%, 08/20/2036(m)	990	64,023
Washington State Housing Finance Commission Series 2021-1, Class X 0.725%, 12/20/2035(m)	985	53,413

		117,436

Non-Agency Floating Rate CMBS – 0.2%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 3.00% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (c)	250	235,219

	Principal Amount (000)	U.S. $ Value

DBWF Mortgage Trust Series 2018-GLKS, Class A 3.15% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (c)	$275	$267,381

		502,600

Total Commercial Mortgage-Backed Securities (cost $647,849)		620,036

ASSET-BACKED SECURITIES – 0.2%
Autos - Fixed Rate – 0.1%
CPS Auto Receivables Trust Series 2021-B, Class C 1.23%, 03/15/2027(a)	250	240,990

Other ABS - Fixed Rate – 0.1%
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(a)	180	175,585
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)	198	173,906

		349,491

Total Asset-Backed Securities (cost $627,601)		590,481

COLLATERALIZED LOAN OBLIGATIONS – 0.1%
CLO - Floating Rate – 0.1%
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 3.652% (LIBOR 3 Month + 1.14%), 01/15/2031(a) (c) (cost $250,000)	250	245,628

	Shares

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(n) (o) (p) (cost $1,043,984)	1,043,984	1,043,984

Total Investments – 102.1% (cost $347,819,765)(q)		333,018,414
Other assets less liabilities – (2.1)%		(6,803,543)

Net Assets – 100.0%		$326,214,871

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00%	Quarterly	4.71%	USD	4,950	$83,810	$(120,935)	$204,745
CDX-NAIG Series 38, 5 Year Index, 06/20/2027*	1.00	Quarterly	0.80	USD	15,000	148,532	11,352	137,180

						$232,342	$(109,583)	$341,925

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,180	01/15/2025	4.028%	CPI#	Maturity	$45,422	$—	$45,422
USD	4,860	01/15/2026	3.765%	CPI#	Maturity	190,528	—	190,528
USD	3,030	01/15/2027	CPI#	3.323%	Maturity	(171,476)	—	(171,476)
USD	2,760	01/15/2027	CPI#	3.466%	Maturity	(131,129)	(3,351)	(127,778)
USD	1,340	01/15/2027	CPI#	3.320%	Maturity	(76,089)	—	(76,089)
USD	1,110	01/15/2028	1.230%	CPI#	Maturity	220,614	—	220,614
USD	650	01/15/2028	0.735%	CPI#	Maturity	153,333	—	153,333
USD	4,600	01/15/2029	CPI#	3.390%	Maturity	(167,781)	—	(167,781)
USD	3,720	01/15/2029	CPI#	3.331%	Maturity	(154,627)	—	(154,627)
USD	1,680	01/15/2030	1.714%	CPI#	Maturity	299,974	—	299,974
USD	1,680	01/15/2030	1.731%	CPI#	Maturity	297,190	—	297,190
USD	1,600	01/15/2030	1.585%	CPI#	Maturity	305,677	—	305,677
USD	525	01/15/2030	1.572%	CPI#	Maturity	100,957	—	100,957
USD	525	01/15/2030	1.587%	CPI#	Maturity	100,199	—	100,199
USD	1,650	01/15/2031	2.782%	CPI#	Maturity	138,692	—	138,692
USD	1,380	01/15/2031	2.680%	CPI#	Maturity	130,618	—	130,618
USD	1,100	01/15/2031	2.601%	CPI#	Maturity	113,071	—	113,071
USD	920	01/15/2031	2.989%	CPI#	Maturity	57,329	—	57,329
USD	1,990	01/15/2032	CPI#	3.448%	Maturity	(7,931)	—	(7,931)
USD	1,420	01/15/2032	CPI#	3.064%	Maturity	(71,429)	—	(71,429)

						$1,373,142	$(3,351)	$1,376,493

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	10,000	01/15/2027	1 Day SOFR	2.711%	Annual	$150,969	$—	$150,969
USD	7,000	01/15/2031	1.252%	3 Month LIBOR	Semi-Annual/ Quarterly	770,167	—	770,167
USD	5,000	01/15/2031	1.276%	3 Month LIBOR	Semi-Annual/ Quarterly	538,506	—	538,506
USD	3,500	01/15/2031	1.401%	3 Month LIBOR	Semi-Annual/ Quarterly	345,482	—	345,482
USD	2,300	01/15/2031	1.269%	3 Month LIBOR	Semi-Annual/ Quarterly	250,076	—	250,076
USD	1,800	01/15/2031	1.314%	3 Month LIBOR	Semi-Annual/ Quarterly	188,651	—	188,651
USD	7,500	04/15/2032	2.528%	1 Day SOFR	Annual	(82,821)	—	(82,821)
USD	5,000	04/15/2032	2.881%	1 Day SOFR	Annual	(203,002)	808	(203,810)
USD	4,300	04/15/2032	2.850%	1 Day SOFR	Annual	(173,674)	—	(173,674)
USD	4,000	04/15/2032	2.473%	1 Day SOFR	Annual	(32,737)	—	(32,737)
USD	2,600	04/15/2032	1.280%	1 Day SOFR	Annual	255,788	—	255,788
USD	1,600	04/15/2032	3.069%	1 Day SOFR	Annual	(92,287)	—	(92,287)

						$1,915,118	$808	$1,914,310

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	447	$(100,902)	$(50,178)	$(50,724)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	869	(195,927)	(107,035)	(88,892)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	869	(195,927)	(108,900)	(87,027)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Securities, LLC
CDX-CMBX.NA. A Series 6, 05/11/2063*	2.00%	Monthly	7.50%	USD	1,850	$(196,487)	$28,855	$(225,342)

						$(689,243)	$(237,258)	$(451,985)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,000	11/23/2022	SIFMA*	1.510%	Maturity	$(177,917)	$—	$(177,917)
Citibank, NA	USD	2,000	01/09/2023	SIFMA*	1.600%	Maturity	(171,019)	—	(171,019)
Citibank, NA	USD	2,000	04/07/2023	SIFMA*	2.655%	Maturity	22,684	—	22,684
Citibank, NA	USD	2,220	10/09/2029	1.125%	SIFMA*	Quarterly	137,852	—	137,852
Morgan Stanley Capital Services LLC	USD	2,000	12/19/2022	SIFMA*	1.450%	Maturity	(195,990)	—	(195,990)
Morgan Stanley Capital Services LLC	USD	2,000	02/13/2023	SIFMA*	2.000%	Maturity	(98,800)	—	(98,800)
Morgan Stanley Capital Services LLC	USD	2,000	03/15/2023	SIFMA*	2.400%	Maturity	(24,116)	—	(24,116)
Morgan Stanley Capital Services LLC	USD	2,000	03/23/2023	SIFMA*	2.460%	Maturity	(13,490)	—	(13,490)
Morgan Stanley Capital Services LLC	USD	2,000	05/15/2023	SIFMA*	3.400%	Maturity	162,143	—	162,143

							$(358,653)	$—	$(358,653)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $49,007,578 or 15.0% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2022.
(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023	07/01/2014	$173,773	$3	0.00%

(e)	Defaulted.
(f)	Non-income producing security.
(g)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(h)	Defaulted matured security.

(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Fair valued by the Adviser.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	IO - Interest Only.
(n)	Affiliated investments.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,965,251 and gross unrealized depreciation of investments was $(19,970,790), resulting in net unrealized depreciation of $(12,005,539).

As of July 31, 2022, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.7% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CIFGNA – CIFG Assurance North America, Inc.

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Opportunities Portfolio

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$255,795,864	$—	$255,795,864
Short-Term Municipal Notes	—	67,342,424	—	67,342,424
Corporates - Investment Grade	—	3,435,254	—	3,435,254
Corporates - Non-Investment Grade	—	3,031,522	141,465	3,172,987
Collateralized Mortgage Obligations	—	707,051	—	707,051
Commercial Mortgage-Backed Securities	—	620,036	—	620,036
Asset-Backed Securities	—	590,481	—	590,481
Collateralized Loan Obligations	—	245,628	—	245,628
Common Stock	—	—	64,705	64,705
Short-Term Investments	1,043,984	—	—	1,043,984
Liabilities:
Floating Rate Notes(a)	(1,600,000)	—	—	(1,600,000)

Total Investments in Securities	(556,016)	331,768,260	206,170	331,418,414
Other Financial Instruments(b):
Assets:
Centrally Cleared Credit Default Swaps	—	232,342	—	232,342
Centrally Cleared Inflation (CPI) Swaps	—	2,153,604	—	2,153,604
Centrally Cleared Interest Rate Swaps	—	2,499,639	—	2,499,639
Interest Rate Swaps	—	322,679	—	322,679
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(780,462)	—	(780,462)
Centrally Cleared Interest Rate Swaps	—	(584,521)	—	(584,521)
Credit Default Swaps	—	(689,243)	—	(689,243)
Interest Rate Swaps	—	(681,332)	—	(681,332)

Total	$(556,016)	$334,240,966	$206,170	$333,891,120

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$170,832	$169,788	$1,044	$31